Subsequent Events (Details) - USD ($)	Apr. 25, 2024	Dec. 31, 2023
Nobul BCA [Member]
Subsequent Events (Details) [Line Items]
Subsidiary, Ownership Percentage, Parent		15.00%
Check Cap [Member]
Subsequent Events (Details) [Line Items]
Subsidiary, Ownership Percentage, Parent		85.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Reimbursement of transaction costs (in Dollars)	$ 3,809